31 Net Operating Revenue (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net operating revenue [line items]
Regulatory charges	R$ 2,161,811	R$ (2,457,562)	R$ 2,020,674
Energy Development Account CDE Energia [Member]
Disclosure of net operating revenue [line items]
Regulatory charges	1,654,157	1,840,283	1,415,738
Other Charges - Rate Flags [Member]
Disclosure of net operating revenue [line items]
Regulatory charges	280,286	423,098	420,027
Research and Development and Energy Efficiency - R&D and EEP [Member]
Disclosure of net operating revenue [line items]
Regulatory charges	127,432	123,306	117,390
Global Reversion Reserve - RGR Quota [Member]
Disclosure of net operating revenue [line items]
Regulatory charges	63,918	48,512	46,825
Energy Development Account - "CDE Uso" [Member]
Disclosure of net operating revenue [line items]
Regulatory charges	25,271	12,211	10,971
Inspection fee [Member]
Disclosure of net operating revenue [line items]
Regulatory charges	R$ 10,747	R$ 10,152	R$ 9,723